DEBT (Tables)	12 Months Ended
Dec. 31, 2011
DEBT [Abstract]
Long-term debt

(in thousands of $)	2011	2010
U.S. dollar denominated floating rate debt due through 2020	-	834,659
U.S. dollar denominated fixed rate debt:
4.5% convertible bond due 2015	225,000	225,000
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021	288,137	303,289
Total U.S. dollar floating rate and fixed rate debt	513,137	1,362,948
Credit facilities	376	1,410
Total debt	513,513	1,364,358
Less: current portion of long-term debt	(19,521)	(173,595)
	493,992	1,190,763

Summary of movement in debt
Movements in debt during 2011 maybe summarized as follows:

(in thousands of$)	U.S. dollar floating rate debt (including credit facilities)	U.S. dollar fixed rate debt	Total Debt
Balance at December 31, 2010	836,069	528,289	1,364,358
Drawdowns	72,000	-	72,000
Loan repayments	(241,375)	(15,152)	(256,527)
Assumed by Frontline 2012	(666,318)	-	(666,318)
Balance at December 31, 2011	376	513,137	513,513

Debt repayment schedule
The outstanding debt as of December 31, 2011 is repayable as follows:

(in thousands of $)
Year ending December 31,
2012	19,521
2013	20,700
2014	22,376
2015	249,174
2016	26,134
Thereafter	175,608
513,513

Schedule of sinking fund redemption payments
(in thousands of $) Year ending December 31,
2012	19,145
2013	20,700
2014	22,376
2015	24,174
2016	26,134
Thereafter	175,608
Total minimum lease revenues	288,137

Assets pledged	Assets pledged
(in thousands of $)	2011	2010
Vessels and newbuildings	298,491	1,652,205
Restricted cash and investments (excluding amounts held in charter service reserve)	99,303	182,091